Vessels, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	$ 60,300	$ 116,000
Time charter aquired, additions		8,500
Deduction from purchase price of vessels	348
Costs capitalised in vessels	427	364
Impairment losses	0	42,323	0
Proceeds from sale of vessels	9,722	37,494
Loss on vessels' sale	695	16,481	0
[AplSardonyxMember]
Property, Plant and Equipment [Line Items]
Vessel Fair Value		9,500
Impairment losses		$ 9,697